Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings Per Share
Schedule of basic and diluted earnings per share

	Years Ended June 30,
	2022	2023	2024
	US$	US$	US$
Numerator:
Net loss attributable to shareholders of Santech Holdings Ltd.	(6,272)	(3,469)	(743)
Denominator:
Denominator for basic loss per share:
Weighted average number of ordinary shares outstanding	56,000,000	56,000,000	56,000,000
Weighted average number of ADS outstanding	28,000,000	28,000,000	28,000,000
Dilutive effect of outstanding share options	—	—	—
Denominator for diluted loss per share	56,000,000	56,000,000	56,000,000
Denominator for diluted loss per ADS	28,000,000	28,000,000	28,000,000
Basic loss per share	(0.11)	(0.06)	(0.01)
Diluted loss per share	(0.11)	(0.06)	(0.01)
Basic loss per ADS	(0.22)	(0.12)	(0.03)
Diluted loss per ADS	(0.22)	(0.12)	(0.03)